Significant Accounting Policies - Intangible assets (Details) kr in Thousands	12 Months Ended
Dec. 31, 2022 SEK (kr)
Intangible Assets and Impairment Testing
Reversal of impairment of goodwill	kr 0
Licenses and similar rights | Minimum
Intangible Assets and Impairment Testing
Expected finite useful life	6 years
Licenses and similar rights | Maximum
Intangible Assets and Impairment Testing
Expected finite useful life	15 years